                                  FORM 24F-2
                         CHUBB INVESTMENT FUNDS, INC.

--------------------------------------------------------------------------------
1.   Name and Address of issuer:

          CHUBB INVESTMENT FUNDS, INC.
          ONE GRANITE PLACE, CONCORD, NEW HAMPSHIRE


--------------------------------------------------------------------------------
2.   Name of each series or class of funds for which this notice is filed:

          CHUBB MONEY MARKET FUND, CHUBB GOVERNMENT SECURITIES FUND, CHUBB TOTAL RETURN FUND, CHUBB TAX-EXEMPT FUND, CHUBB GROWTH AND INCOME FUND, CHUBB CAPITAL APPRECIATION FUND, CHUBB GLOBAL INCOME FUND

--------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-5155

     Securities Act File Number:          33-14737

--------------------------------------------------------------------------------
4.   Last day of fiscal year for which this notice is filed:

          DECEMBER 31, 1995

--------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                             --------

--------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

          N/A

--------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

          N/A

--------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          N/A

--------------------------------------------------------------------------------
9.   Number and aggregate sale price of securities sold during the fiscal year:

          $ 35,325,588

--------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          $35,325,588

--------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12.  Calculation of registration fee:

     FUND                      SOLD            REDEEMED              NET
     ----                      ----            --------              ---
     CHUBB MONEY          $  7,359,452       $  7,590,914        $   (231,463)
     MARKET FUND

     CHUBB GOVERNMENT     $  2,694,700       $  3,364,598        $   (669,898)
     SECURITIES FUND

     CHUBB TOTAL          $  3,841,601       $  3,903,767        $    (62,166)
     RETURN FUND

     CHUBB TAX-           $  3,241,348       $  4,094,231        $   (852,883)
     EXEMPT FUND

     CHUBB GROWTH &       $  6,302,104       $  4,186,471        $  2,115,633
     INCOME FUND

     CHUBB CAPITAL        $  1,564,534       $        181        $  1,564,353
     APPRECIATION FUND

     CHUBB GLOBAL         $ 10,321,849       $        168        $ 10,321,681
     INCOME FUND

     TOTALS               $ 35,325,588       $ 23,140,330        $ 12,185,258
                          ============       ============        ============


     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                    $35,325,388
                                                                    -----------

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                    +     0
                                                                    -----------

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                    -23,140,330
                                                                    -----------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                    +     0
                                                                    -----------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (1), plus line (ii), less line
           (iii), plus line (iv)] (if applicable):
                                                                     12,185,258
                                                                    -----------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1993 or other applicable law or regulation (see Instruction C.6):
                                                                    X 1/2900
                                                                    -----------

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:        4,201
                                                                    ===========

INSTRUCTIONS: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                               X
                                             -----

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          FEBRUARY 26, 1996

--------------------------------------------------------------------------------
                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Registration Fees for Certain Investment Companies


By:  (Signature and Title)*   Thomas H. Elwood
                            -------------------------------------------------

                              Assistant Counsel
                            -------------------------------------------------

Date ___________________


* Please print the name and title of the signing officer below the signature.


--------------------------------------------------------------------------------

February  23, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Commissioners:

This opinion is given in connection with the filing by Chubb Investment Funds, Inc., a Maryland corporation (the "Company"), of a notice pursuant to Rule 24f-2 (the "Rule 24f-2 Notice") under the Investment Company Act of 1940 (the "1940 Act"). In its Registration Statement on Form N1-A (File Nos. 33-14737 and 811-
5155) ("Registration Statement"), filed with the Securities and Exchange Commission ("Commission") under the Securities Act of 1933 (the "1933 Act") and the 1940 Act, the Company registered an indefinite number or amount of securities and undertook to file a Rule 24f-2 Notice within six months of its December 31 fiscal year end.

I have examined the Fund's Articles of Incorporation, as amended and restated; its By-Laws, as amended; its Board of Directors resolutions; the Notification of Registration on Form N-8A filed with the Commission under the 1940 Act; the Registration Statement as originally filed with Commission under the 1933 Act and 1940 Act on the same date; all pre-effective and post-effective amendments to the Registration Statement under the 1933 Act and 1940 Act as filed with the Commission; and such corporate and other records, certificates, documents and statutes that I have deemed relevant in order to render the opinion expressed herein.

Based on such examination, I am of the opinion that the 125,442 shares of the Money Market Fund, the 1,610 shares of the Government Securities Fund, the 147,046 shares of the Total Return Fund, the (7,351) shares of the Tax-Exempt Fund, the 304,481 shares of the Growth and Income Fund, the 153,462 shares of the Capital Appreciation, and the 1,048,603 shares of the Global Income Fund, the registration of which this 24f-2 Notice makes definite in number, were legally issued, fully paid, and nonassessable.

Sincerely,



Thomas H. Elwood
Assistant Counsel

THE/emb